SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES

These consolidated financial statements have been prepared by applying the criteria for the restatement of financial statements set forth in IAS 29. For more information, see Note 1.e).

a)   Going Concern

The consolidated financial statements as of December 31, 2019 and 2018 have been prepared on a going concern basis as there is a reasonable expectation that Telecom Argentina and its subsidiaries will continue its operational activities in the foreseeable future (and in any event with a time horizon of more than twelve months).

b)   Foreign Currency Translation

Items included in the financial statements of each of Telecom’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in Argentine pesos, which is the functional currency of all Group companies located in Argentina. The functional currency for the foreign subsidiaries of the Group is the respective legal currency of each country.

The financial statements of the Company’s foreign subsidiaries are translated using the exchange rates in effect at the reporting date for assets and liabilities, while income and expenses are translated at the average exchange rates for the year. Exchange differences resulting from the application of this method are recognized under Other Comprehensive Income. The cash flows of foreign consolidated subsidiaries expressed in foreign currencies included in the consolidated financial statements are translated at the average exchange rates for each year.

c)   Foreign Currency Transactions

Transactions in foreign currencies are translated into the functional currency using the foreign exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the foreign exchange rate prevailing at the reporting date. Exchange differences are recognized in the consolidated income statement and are included in Debt financial costs and Other financial results, net.

d)   Consolidation

These consolidated financial statements include the consolidation of the assets, liabilities, results and cash flows of Telecom Argentina and its subsidiaries, as well as the consolidation in its financial statements of the assets, liabilities and results under joint control, according to the percentage of its interest in the agreements and joint ventures (“Interests in joint operations,” point d.2) jointly controlled by it; and, the interest owned by the Company in associates is recognized in one item (companies in which it exercises significant influence, see d.3) "Investments in Associates".) These consolidated financial statements include the structured entities with the specifications mentioned in d.4).

d.1) Control

Control exists when the investor has substantive power over the investee; has exposure or rights to variable returns from its involvement with the investee and has the ability to use its power to affect the amount of the returns. Subsidiaries are fully consolidated as from the date on which control is transferred to the controlling company and shall be deconsolidated from the date that control ceases.

In the preparation of these consolidated financial statements, assets, liabilities, revenues and expenses of the subsidiaries are consolidated on a line-by-line basis. Non-controlling interests in the equity and in the profit (loss) for the year are disclosed separately under appropriate captions, respectively, in the consolidated statement of financial position, in the consolidated income statement and in the consolidated statement of comprehensive income.

All accounts and transactions between Telecom and its subsidiaries have been eliminated in the preparation of these consolidated financial statements.

The subsidiaries’ financial statements cover the same periods and are prepared as of the same closing date and in accordance with the same accounting policies as those of the Parent.

Note 1.a) details the consolidated subsidiaries, together with the interest percentages held directly or indirectly in each subsidiary’s capital stock and votes, main activity and country of origin as of December 31, 2019.

The Company considers any transactions executed with non-controlling companies that do not result in a loss of control, as transactions among shareholders. A change in the equity interests held by the Company is considered as an adjustment in the book value of controlling interests and non-controlling interests to reflect the changes in its relative interests. The differences between the amount for which non-controlling interests are adjusted and the fair value of the consideration paid or received and attributed to the shareholders of the controlling company will be directly recognized in equity under a specific reserve in the equity attributed to the parent company.

d.1.a) Accounting treatment of the acquisition of the remaining equity interest (30%) in the controlled company Tuves

On May 10, 2019, Núcleo executed a stock purchase agreement with TU VES, a company incorporated under the laws of the Republic of Chile owner of 30% of Tuves Paraguay. Subject to the approval by the Paraguayan National Telecommunications Commission (“CONATEL”), such agreement provided for the purchase of 211,848 Series B registered common shares, all of them entitled to one vote per share, representing the percentage indicated above for US$1 million ($54 million in currency as of the date of the transaction). On August 14, 2019, CONATEL authorized the transaction. Therefore, the acquisition of shares by Núcleo became effective on September 4, 2019.

This operation represents a transaction between controlling and non-controlling shareholders in the consolidated financial statements. Therefore, the Company recorded a $94 adjustment to the non-controlling interest balance as of December 31, 2019 and the difference arising from the purchase price of $34 was recorded in “Other deferred” under Equity attributable to controlling shareholders as of that date, as provided under IFRS 10.

In order to guarantee the plurality of shareholders required by the Paraguayan legislation, Telecom and ABC Telecomunicaciones S.A., purchased from Núcleo two shares and one share of Tuves Paraguay, respectively, at a pro rata price per share relative to the price paid by Núcleo to TU VES, i.e. U$S4.72 per share.

d.1.b) Offer for Irrevocable Call and Put Option on the Shares of AVC Continente Audiovisual

On September 25, 2019, Telecom and the non-controlling shareholders of AVC Continente Audiovisual (the “Assignors”) executed an Offer for an Irrevocable Call and Put Option on all the shares of AVC Continente Audiovisual held by the Assignors.

The Assignors are the holders of 497,479 common shares with nominal value of $1 each, representing 40% of the capital stock. The call option, which may be exercised as from October 1, 2019 until September 30, 2024, conveys to Telecom the right, but the obligation, to purchase the shares from the Assignors. On the other hand, the put option conveys to the Assignors the right, but not the obligation, to sell the shares to Telecom. The call and put options include, together with the shares, the assignment and transfer of all the equity and political rights inherent to them.

If the option is exercised, Telecom shall pay the Assignors US$720,000 and the equivalent amount in Argentine Pesos of 45,536 average cable TV subscription fees within the terms and subject to the provisions set forth in the agreement (approximately $114).

This transaction has an impact on the Company's consolidated financial statements. Accordingly, a call option liability has been initially recognized with an offsetting entry in Other deferred under Equity Attributable to Controlling Shareholders. As of December 31, 2019, Telecom made a partial payment in the amount of US$720,000.

d.1.c) Purchase of a share of PEM. Merger between Telecom, Ultima Milla, CV Berazategui and the split away assets of PEM

On June 27, 2019, the Company acquired a registered non-endorsable common share, with nominal value of $1 and entitled to one vote per share, representing 0.00000738% of the capital stock and votes of PEM for a total amount of $10,000 (ten thousand Argentine pesos). Upon this acquisition, Telecom became the direct holder of 100% of the capital stock of PEM.

On September 10, 2019, the Board of Directors of Telecom approved the Pre-Merger Commitment executed by the Company, Ultima Milla, CV Berazategui and PEM, whereby Telecom Argentina, as absorbing company, would absorb Ultima Milla, CV Berazategui (the “Absorbed Companies”) and the split away assets of PEM (the “Corporate Reorganization”), thus generating the corresponding operating, accounting and tax effects. The purpose of the Corporate Reorganization is to unify the operations of Telecom Argentina, Última Milla, CV Berazategui and the split away assets of PEM, thus enhancing efficiency, synergy and streamlining costs and optimizing, through the Reorganization, the use of the companies’ technical, administrative and financial structures. The Corporate Reorganization Date was October 1, 2019.

As a result of the Corporate Reorganization, the Absorbed Companies were dissolved without liquidation and PEM split away a portion of its assets and its capital stock was reduced pro rata as of October 1, 2019.

Such Corporate Reorganization was carried out in accordance with the provisions of Sections 82 and 83 of the General Associations Law, with the provisions of Section 77 and related Sections of Income Tax Law No. 20,628, as amended and supplemented, with CNV Rules, with the Listing Rules and other provisions issued by the BYMA, with General Board of Corporations Rules and with other applicable laws and regulations. The Corporate Reorganization was approved by the shareholders at the General Extraordinary Shareholders’ Meeting and the Special Shareholders’ Meetings of Class “A” and Class “D” shares of Telecom Argentina held on October 24, 2019 and the respective Shareholders’ Meetings of Última Milla, CV Berazategui and PEM held on the same date.

As a result of the Corporate Reorganization, as of October 1, 2019, Telecom Argentina assumed all the existing activities, receivables, property and all the rights and obligations of Ultima Milla, CV Berazategui and the split away assets of PEM, as well as any that may come into existence or arise due to prior or subsequent acts or activities. On November 25, 2019, the Final Merger Agreement was subscribed and on November 29, 2019, the CNV was requested for administrative authorization for its filing to the IGJ in order to be registered. On February 19, 2020, the CNV provided the administrative authorization of the mentioned merger and ordered to file it to the IGJ for its registration.

d.2) Interests in Joint Operations

A joint operation is a contractual arrangement whereby two or more companies undertake an economic activity that is subject to joint control, i.e., when the financial strategy and the operating decisions related to the company’s activities require the unanimous consent of the parties sharing control.

In the cases of joint business arrangements executed through Uniones Transitorias de Empresas ("UTE"), considered joint operations under IFRS 11, the Company recognizes in its financial statements on a line-by-line basis the assets, liabilities and net income subject to joint control in proportion to its share in such arrangements. Telecom, upon absorbing the operations of Cablevisión, holds a 50% share in the UTE Ertach – Cablevisión.

The UTE Ertach – Cablevisión is engaged in the provision of data transmission services and the order channels required to integrate the public administration agencies of the Province of Buenos Aires and the municipal agencies in a single provincial data communication network. The UTE was created in April 2005 by the Board of Directors of Prima S.A. (a company absorbed by Cablevisión in 2016) and has an agreement in effect with the Ministry of the Cabinet Chief of the Province of Buenos Aires, which was approved pursuant to Decree No. 2017-166-E-GDEBA-GPBA.

On April 26, 2019, the UTE was noticed, through a registered letter sent by the Ministry of the Cabinet Chief, of the decision to expand and extend the agreement for six months as from May 1, 2019.

As of the date of these consolidated financial statements, the contractual term and the extensions thereof have expired. The Telecommunications Administration of the Province of Buenos Aires initiated the “Termination of Services Phase” pursuant to the above-mentioned agreement and the UTE is still providing services within the framework of such agreement.

In view of the above, and since the above-mentioned agreement provided for the continuation of the services after the expiration of the above-mentioned terms, the UTE is still under the obligation to continue providing services regardless of the new terms that may be set by the Province of Buenos Aires.

d.3) Investments in Associates

An associate is an entity over which the Company has significant influence, without exercising control, generally accompanied by equity holdings of between 20% and 50% of voting rights.

The associates’ assets and liabilities and net income are disclosed in the consolidated financial statements using the equity method. Under the equity method, the investment in an associate is to be initially recorded at cost and the book value will be increased or decreased to recognize the investor’s share in the statement of income for the year or in other comprehensive income obtained by the associate, after the acquisition date. The distribution of dividends received from the associate will also reduce the book value of the investment.

The Company's investment in associates includes the goodwill identified at the time of the acquisition, net of any impairment losses. For more information, see Note 3.j).

Unrealized gains or losses on transactions between the Company (and its subsidiaries) and associates are eliminated considering the Company’s interest in the associates.

Adjustments were made, where necessary, to the associates’ financial statements so that their accounting policies are in line with those used by the Company.

d.4) Consolidation of structured entities

The Company, through one of its subsidiaries, has executed certain agreements with other companies for the purpose of rendering on behalf of and by order of such companies’ certain installation services, collections, administration of subscribers, marketing and technical assistance, financial and general business advising, with respect to cable television services in Uruguay. In accordance with IFRS 10 “Consolidated Financial Statements”, these consolidated financial statements include the assets, liabilities and results of these companies. Since the Company does not hold an equity interest in these companies, the offsetting entry of the net effect of the consolidation of the assets, liabilities and results of these companies is disclosed under the line items “Equity attributable to non-controlling interests” and “Net Income attributable to non-controlling interests.”

d.5) Business Combinations

The Company applies the acquisition method of accounting for business combinations. The consideration for each acquisition is measured at fair value (on the date of exchange) of the assets given, the liabilities incurred or assumed, and the equity instruments issued by the Company in exchange for the control of the acquired company. The costs related to the acquisition are expensed as incurred.

The consideration for the acquisition, if any, includes any asset or liability arising from a contingent consideration arrangement, measured at fair value at the acquisition date. Subsequent changes to such fair value, identified during the measurement period, are adjusted against the acquisition cost.

The identifiable assets, liabilities and contingent liabilities of the acquired company that meet the conditions for recognition under IFRS 3 are recognized at fair value at the acquisition date, except for certain particular cases provided by such standard.

Any excess of the acquisition cost over the Company’s share in the net fair value of the acquired company’s identifiable assets, liabilities and contingent liabilities measured at the acquisition date is recognized as goodwill. Any excess of the Company’s share in the net fair value of the identifiable assets, liabilities and contingent liabilities over the acquisition cost, after its measurement at fair value, is immediately recognized in the statement of income.

Specific matters relating to the merger between Telecom Argentina and Cablevisión

The merger between Telecom Argentina and Cablevisión was accounted as a reverse acquisition. Consequently, the assets and liabilities of Cablevisión S.A. were recognized and measured in these consolidated financial statements at book value before the merger, while the identifiable assets and liabilities of Telecom Argentina were recognized at fair value as of the effective date of the merger (January 1, 2018). The goodwill obtained under the acquisition method was measured as the excess of the fair value of the consideration paid over the fair value of the net identifiable assets and liabilities of Telecom Argentina. The retained earnings and other balances of shareholders’ equity recognized in the financial statements of the combined entity correspond to the sum of the respective balances of the individual financial statements of Telecom Argentina and Cablevisión immediately before the merger, excluding Other Comprehensive Income and the Cost from the increase in the interest held in the companies controlled by Telecom Argentina, as approved by the shareholders at the Ordinary and Extraordinary Shareholders’ Meeting of Telecom Argentina and the Extraordinary Shareholders’ Meeting of Cablevisión held on August 31, 2017. In addition, share capital of Telecom was maintained as of before the merger and then the shares of Telecom issued according to the exchange ratio were added to the Capital Stock of Telecom before the merger, and recorded the contribution surplus as mentioned in Note 3.s).

For detailed quantitative information, see Note 4 to these consolidated financial statements.

e)   Revenues

Revenues are recognized (net of discounts and returns) to the extent the sales agreement has commercial substance, provided it is considered probable that economic benefits will flow to the Company and their amount can be measured reliably.

The Company discloses its revenues into two large groups: services and equipment (which mainly includes handsets sales). Revenues from sales of services are recognized at the time services are rendered to the customers. Revenues from sales of equipment are recognized at the point in time when the control is transferred and the performance obligation is performed.

Revenues from transactions that include more than one item have been recognized separately to the extent they have commercial substance on their own. In those cases, in which payment is deferred in time, such as construction contracts, the effect of the time value of money must be accounted for. Non-refundable up-front connection fees (one-time revenues), generated at the beginning of the relationship with the customers, are deferred and charged to income over the term of the contract or, in the case of indefinite period contracts, over the average period of the customer relationship.

Monthly fees paid in advance are disclosed net of trade receivables until the service is rendered.

Revenues on construction contracts are recognized based on the stage of completion (percentage of completion method). Such method provides an accurate representation of the transfer of goods in construction contracts because revenues are recognized based on the progress of the construction. When the outcome of a construction contract can be estimated reliably, the revenues and costs associated with the construction contract are recognized as revenues and expenses respectively by reference to the stage of completion of the contract activity at the end of the reporting period. When it is probable that total contract costs will exceed total contract revenues, the expected losses are immediately recognized as expenses.

In relation to revenues from construction contracts, as of December 31, 2019, the Company recognized revenues from construction contracts in the amount of $262 and expenses from construction contracts in the amount of $184. Additionally, as of December 31, 2019, the Company recorded $37 as liabilities from deferred sales and $1,123 under Inventories.

The main performance obligations of Telecom and its subsidiaries are:

-	Mobile Services

Telecom provides mobile services in Argentina and Paraguay. Service revenues mainly consist of monthly basic fees, revenues on prepaid calling cards, airtime usage charges, roaming and interconnection charges, VAS charges, and other services.

-	Internet Services

Internet service revenues mainly consist of fixed monthly fees received from residential and corporate customers for data transmission (including private networks, dedicated lines, broadcasting signal transport and videoconferencing services) and Internet connectivity services (mainly high-speed subscriptions - broadband-).

-	Cable Television Services

The cable television services provided by Telecom comprise the operation of television networks installed in different locations of Argentina and Uruguay. In addition, Tuves holds a license for the provision of DATDH services in Paraguay. Cable television services mainly consist of monthly fees and certain variable consumption fees related to on demand services.

-	Fixed Telephony and Data Services

Fixed telephony service revenues mainly consist of monthly fees, measured service and monthly fees for additional services (among them, call waiting, itemized billing and voicemail), interconnection services, capacity leases and data services, among others.

f)   Financial Instruments

Financial assets and liabilities, on initial recognition, are measured at transaction price as of the acquisition date. Financial assets are derecognized when the rights to receive cash flows from them have expired or have been transferred and the Company has transferred substantially all the risks and benefits of ownership.

f.1) Financial Assets

Upon initial recognition, in accordance with IFRS 9, financial assets are subsequently measured at either amortized cost, fair value with changes in other comprehensive income or fair value, based on:

(a) the Company’s business model for managing the financial assets; and

(b) the contractual cash flow characteristics of the financial asset.

Financial assets include:

Cash and Cash Equivalents

Cash equivalents are short-term and highly liquid investments that are readily convertible to known amounts of cash, subject to an insignificant risk of changes in value and their original maturity or the remaining maturity at the date of purchase does not exceed three months.

Cash and cash equivalents are recorded according to their nature, at fair value or amortized cost (for example, short-term investments at amortized cost, investments in mutual funds at fair value with an impact on Other Financial Results).

Trade and Other Receivables

Trade and other receivables classified as either current or non-current assets are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less allowances for doubtful accounts.

The mobile telephony customer pays for the handset the price net of the discount that is allocated between handset sale revenues and service revenues, generating, initially, the recognition of a contractual asset. Contractual assets, either current or non-current, are initially recognized at fair value and subsequently measured at amortized cost, less allowances for bad debts, if any.

Investments

Securities and Bonds include the Bonds issued by National, Provincial and Municipal Governments. Depending on the business model adopted by Management, Securities and Bonds may be valued at amortized cost or at fair value and its results are recognized under Other financial results, net - Interest and gains on investments.

Investments in mutual funds are carried at fair value. Gains and losses are included in Other financial results, net - Interest and gains on investments.

The share in the trust “Complejo Industrial de las Telecomunicaciones 2003” was recognized at fair value.

Other investments are valued at their amortized cost.

Impairment of Financial Assets

At the time of initial recognition of financial assets (and at each closing), the Company estimates the expected losses, with an early recognition of a provision, pursuant to IFRS 9.

Regarding trade receivables, and using the simplified approach provided by such standard, the Company measures the allowance for doubtful accounts for an amount equal to the lifetime expected credit losses.

The expected losses to be recognized are calculated based on a percentage of un-collectability per maturity ranges of each financial credit. For such purposes, the Company analyzes the performance of the financial assets grouped by type of market. Such historical percentage must contemplate the future collectability expectations regarding those financial assets and, therefore, those estimated changes in performance.

Derecognition of Financial Assets

The Company derecognizes a financial asset when the contractual rights to the cash flows of such assets expire or when it transfers the financial asset and, therefore, all the risks and benefits inherent to the ownership of the financial asset are transferred to another entity.

f.2) Financial Liabilities

Financial liabilities comprise trade payables (excluding Derivatives, if applicable), financial debt, salaries and social security payables (see point n) below), Dividends payable and certain liabilities included in Other Liabilities.

Financial liabilities are initially recognized at fair value and subsequently measured at amortized cost. Amortized cost represents the initial amount net of principal repayments made, adjusted by the amortization of any differences between the initial amount and the maturity amount using the effective interest method.

Derecognition of Financial Liabilities

The Company shall derecognize a financial liability (or part of it) when it has been extinguished, i.e., when the obligation specified in the corresponding agreement is discharged, canceled or expires.

f.3) Derivatives

Derivatives are used by Telecom and its subsidiaries to manage their exposure to exchange rate and interest rate risks and to diversify the parameters of debt so that costs and volatility can be reduced to pre-established operational limits.

All derivative financial instruments are measured at fair value in accordance with IFRS 9. Derivative financial instruments qualify for Hedge Accounting if and only if all of the following conditions are met:

a)  The hedging relation consists only of hedging instruments and eligible hedged items;

b)  The hedging relation and the risk management strategy and purpose are formally designated and documented since its inception; and

c)  The hedge is expected to fulfill the efficacy requirements described under Note 23.c – Hedge Accounting.

When a derivative financial instrument is designated as a cash flow hedge, the effective portion of any gain or loss on the derivative financial instrument is recognized directly in Other Comprehensive Income. The cumulative gain or loss is removed from OCI and recognized in the consolidated income statement at the same time as the hedged transaction affects the consolidated income statement. The gain or loss associated with the ineffective portion of a hedge is immediately recognized in the consolidated income statement. If the hedged transaction is no longer probable, the cumulative gains or losses included in OCI are immediately recognized in the consolidated income statement.

If the hedged item is a prospective transaction that results in the recognition of a non-financial asset or liability or a firm commitment, the cumulative gain or loss that was initially recognized in OCI is reclassified to the carrying amount of such asset or liability.

If Hedge Accounting is not appropriate, gains or losses arising from the fair value measurement of derivative financial instruments are immediately recognized in the consolidated income statement.

For additional information about derivatives operations during fiscal years 2019 and 2018, see Note 23.

f.4) Receivables and payables valued at amortized cost

Receivables and payables valued at amortized cost are initially recorded at their fair value, which is generally determined by using a discounted cash flow valuation method. The fair value under this method is estimated as the present value of all future cash flows discounted using an estimated discount rate, especially for long term receivables and payables. The discount rate used to determine the discounted cash flows of long-term receivables ranges between 29% and 40% for the year 2019. In addition, for the discount of long-term receivables denominated in US dollars, the Company used an approximate annual rate in dollars of 8.32% for the year 2018 and of 13% for the year 2017. The discount rates of receivables denominated in Guaraníes were of 11.85% and 9.8% for the years 2019 and 2018 and the discount rates in Guaraníes for loans were of 8.20% and 8.32% for the years 2019 and 2018, respectively.

Measurement of the fair value of certain financial instruments: The fair value of a financial instrument is the price at which the instrument could be purchased or sold in an orderly transaction between knowledgeable market participants on an arm’s length basis. If there is a quoted market price available for an instrument in an active market, the fair value is calculated based on that price.

If there is not a quoted market price available for a financial instrument, its fair value is estimated based on the price established in recent transactions involving the same or similar instruments and, if not, based on valuation techniques regularly used in financial markets. The Company uses its judgment to select a variety of methods and makes assumptions based on market conditions at closing. For more information on the determination of those values, see Note 23.

g)   Inventories

Inventories are measured at the lower of the restated cost and net realizable value. The cost is determined under the weighted average price method. The net realizable value represents the estimated selling price in the ordinary course of business less the applicable variable sale costs. In addition, the Company estimates and records allowances for obsolete and slow-moving inventories.

The value of inventories does not exceed its recoverable value at the end of the year.

h)   PP&E

PP&E is measured at restated acquisition or construction cost. Subsequent expenditures are capitalized only when they represent an improvement, it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably.

The other subsequent expenditures are recognized as expenses for the period in which they were incurred. When a tangible fixed asset comprises major components having different useful lives, these components are accounted for as separate items if they are significant.

In addition, PP&E costs include those related to the installation. Those costs comprise labor costs and the materials required to install wiring.

Borrowing costs attributable to the acquisition or construction of certain capital assets are capitalized as part of the cost of these assets until they are ready for their intended use or sale, under IAS 23 (“Borrowing Costs”.) The assets in respect of which borrowing costs are capitalized are those that necessarily take a substantial period of time to get ready for their intended use (qualifying assets under IAS 23.)

The value of PP&E does not exceed its recoverable value estimated at the end of the year.

Depreciation of PP&E owned is calculated on a straight-line basis over the ranges of estimated useful lives of each class of assets. The ranges of the estimated useful lives of the main classes of PP&E are the following:

Estimated Useful
Life (in years)
Real Estate	50
Fixed Network and Transportation	5 – 10
Mobile Network Access	3 – 7
Tower and Pole	10 – 20
Switching Equipment	5 – 7
Computer Equipment	3 – 5
Vehicles	5
Goods lent to customers at no cost	2 – 4
Power Equipment and Installations	2 – 12
Machinery, diverse equipment and tools	5 – 10

The depreciation rates are reviewed annually and revised if the current estimated useful life is different from that estimated previously taking into account, among others, technological obsolescence, maintenance and condition of the assets and different intended use from previous estimates. The effect of such changes is recognized prospectively in the income statement in the corresponding period.

i)   Intangible Assets

Intangible assets are recognized if and only if the following conditions are met: The asset is separately identifiable, it is probable that the expected future economic benefits that are attributable to the asset will flow to the entity; and the cost of the asset can be measured reliably.

Intangible assets are valued at their restated cost, less accumulated amortization (in the case of intangible assets with a finite useful life) and impairment losses, if any.

Intangible assets comprise the following:

- Incremental Costs from the Acquisition of Contracts

Certain direct incremental costs incurred for the acquisition of new subscribers are capitalized as intangible assets to the extent the conditions for the recognition of an intangible asset are met, pursuant to IFRS 15, i.e. provided the Company expects to recover those costs and provided they are costs that the Company would not have incurred if the contract had not been successfully obtained.

Subsequently, such assets will be amortized under the straight-line method over the contractual relationship of the related transferred service. Those costs are amortized over a term of two years.

-  3G/4G licenses

It includes 3G and 4G frequencies awarded by the SC to Personal in November 2014 and June 2015.

The Company's management has concluded that the 3G and 4G licenses have a finite useful life and, therefore, they are amortized under the straight-line method over  180 months as from their award.

In addition, the licenses that had been previously awarded to Nextel are also included. The term of their useful life is calculated as from the beginning of the rendering of Advanced Mobile Communication Services or upon expiration of the 18-month term provided under Section 10.1, subsection a), Annex I, of Decree No. 764/2000 for the beginning of the provision of the Services, whatever occurs first.

- PCS license (Argentina)

The Company’s Management, based on an analysis of the relevant characteristics of this license, has considered that the license has an indefinite useful life because there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the Company. Therefore, this license is subject to a recoverability assessment, at least on an annual basis.

- Núcleo Licenses

The PCS licenses  has an indefinite useful life, and its renewals are amortized under the straight-line method over 60 months.

The 700 MHz- band spectrum licenses are amortized over a term of 10 years.

The Internet and data transmission licenses are amortized over a term of 5 years.

- SRCE License

The SRCE license is amortized over a term of 15 years.

- Customer Portfolio

Customer portfolio comprises mainly contracts with Telecom’s customers that were incorporated as a result of the merger between Telecom and Cablevisión. They are amortized over the estimated term of the relationship with the acquired customers. For fixed-telephony customers such term was estimated at 10 years. For mobile telephony customers in Argentina, it was estimated at 6 years and for mobile telephony customers in Paraguay, it was estimated at 5 years.

- Brands

It includes the brand Cablevisión, which is amortized over 50 years, and the brand Flow, which is amortized over 3 years. In addition, after the merger between Telecom and Cablevisión, the Company incorporated the brands owned by Telecom, which are not amortized because they are considered to have an indefinite useful life.

- Other

“Other" includes Exclusivity Rights, Rights of Use assets, among others. The average useful life is estimated at 5-28 years.

j)   Goodwill

Goodwill is recognized when the fair value of the consideration paid and the amount of the non-controlling interest, if any, exceed the fair value of the net assets identified in each business combination. Goodwill has indefinite useful life and its recoverable value must be assessed at least once a year.

k)   Impairment of Fixed Assets

The Company assesses whether there are any indicators of impairment in the value of the assets that are subject to amortization, contemplating both internal and external factors. Internal factors include, among others, obsolescence or physical damage of the asset, and significant changes in the extent to which, or manner in which, an asset is used or expected to be used and internal reports that may indicate that the economic performance of the asset is, or will be, worse than expected. External sources include, among others, the market value of the asset, significant changes in the legal, economic, technological or market environment, increases in market interest rates and the cost of capital used to evaluate investments, and an excess of the carrying amount of the net assets of the Group over market capitalization.

Intangible assets with an indefinite useful life and goodwill are not subject to amortization and are tested for impairment at least annually, at closing date of every year, or more frequently if events or circumstances indicate that they might be impaired.

The carrying value of an asset is considered impaired by the Company when it is higher than its recoverable amount, which is the higher of the fair value (less direct selling costs) and its value in use. In this case, a loss shall be immediately recognized in the consolidated statement of income.

To assess impairment losses, the Company groups the assets into cash-generating units, which represent the smallest group of assets that generates independent cash inflows of the cash flows derived from other assets or groups of assets. The net book value of the cash-generating unit includes goodwill, intangible assets with an indefinite useful life and assets with a defined useful life (PP&E, intangible assets, rights of use assets and net working capital).

In 2018, an impairment of Arnet brand was registered for $2,498, as a result of the Company's decision to discontinue its use, encompassing all broadband customers under the Fibertel brand, and other fixed assets were impaired for $718. During 2019, an impairment of spectrum was registered for $2,143, related with the incorporation to the Company as a result of the merger between Telecom Argentina and Cablevisión, and other fixed assets were impaired for $421. Except for the above mentioned, no other significant impairments have been identified as a result of the evaluation realized.

The possible reversal of PP&E, intangible assets and rights of use assets impairment losses is reviewed for the issuance of all consolidated financial statements. The net effects of the constitution and recovery of the above-mentioned impairments are recorded under “Impairment of fixed assets”, which is described under Note 25.

l)   Other Liabilities

Pension Benefits

Pension benefits shown under Other liabilities represent accrued benefits under collective bargaining agreements for employees who retire upon reaching normal retirement age, or earlier due to disability in Telecom Argentina. Benefits consist of the payment of a single lump sum equal to the salary of one month for each five years of service at the time of retirement due to retirement age or disability. The collective bargaining agreements do not provide for other post-retirement benefits such as life insurance, health care, and other welfare benefits.

The net periodic pension costs are recognized in the income statement, segregating the financial component, as employees render the services necessary to earn pension benefits. However, actuarial gains and losses should be presented in the statements of comprehensive income. Actuarial assumptions and demographic data, as applicable, were used to measure the benefit obligation as required by IAS 19, as amended. The Company does not make plan contributions or maintain separate assets to fund the benefits at retirement.

The actuarial assumptions used are based on market interest rates, experience and the best estimate made by the Company’s Management of the future economic conditions. Changes in these assumptions may impact future benefit costs and obligations. The main assumptions used in determining expense and benefit obligations are the following:

	2019	2018	2017
Discount Rate (1)	6.4% - 15.0%	6.4%-15.2%	4.6% - 9.2%
Projected increase rate in compensation	10.0% - 48.3%	10.0%-31.2%	8.0% - 16.3%

1)Represents estimates of real interest rate rather than nominal rate.

Additional information on pension benefits is provided in Note 19.

Deferred revenues on prepaid calling cards

Revenues from unused traffic and data packs for unexpired calling cards are deferred and recognized as revenue when the minutes and the data are used by customers or when the card expires, whichever happens first.

Deferred revenues on connection fees

Non-refundable up-front connection or installation fees for fixed telephony, data, cable and Internet services are deferred over the term of the contract, or in the case of indefinite period contracts, over the average period of customer relationship.

Deferred Revenues related to Customer Loyalty Programs

The fair value of the award credits regarding the Company’s customer loyalty program is accounted for as deferred revenue and recognized as revenue until the award credits are redeemed or expire, whichever occurs first.

Deferred Revenues on International Capacity Leases

Under certain network capacity purchase agreements, the Company sells excess purchased capacity to other carriers. Revenues are deferred and recognized as services are provided.

Government grants for the acquisition of PP&E

Government grants for the acquisition of PP&E must be recognized on a systematic basis over the periods in which the entity recognizes as expenses the related costs for which the grants are intended to compensate. In accordance with IAS 20 the government grants related to assets can be presented either as deferred income or as a reduction of the carrying amount of related asset. The Company, in relation to subsidies received by its subsidiaries, elected the first alternative provided by the standard considering that recognition as deferred income adequately reflects the business purpose of the transaction. Therefore, the related assets are recognized at the cost incurred in the construction of the engaged infrastructure and the government grant was accounted for as deferred income in Other liabilities - Other and recognized in profit or loss starting at the time the infrastructure becomes operative and throughout its useful life.

m)   Salaries and Social Security Payables

These include unpaid salaries, vacation and bonuses and their related social security contributions, as well as termination benefits, and are valued at amortized cost.

Termination benefits represent severance indemnities that are payable when employment is terminated in accordance with labor regulations and current practices, or whenever an employee accepts voluntary redundancy in exchange for these benefits. In the case of severance compensations resulting from agreements with employees leaving the Company upon acceptance of voluntary redundancy, the compensation is usually comprised of a special cash bonus paid upon signing the severance agreement, and in certain cases may include a deferred compensation, which is payable in monthly installments calculated as a percentage of the prevailing wage at the date of each payment (“prejubilaciones”). The employee’s right to receive the monthly installments mentioned above starts on the date they leave the Company and ends either when they reach the legal mandatory retirement age or upon the decease of the beneficiary, whichever occurs first.

The Company and its subsidiaries do not have stock option plans for their employees.

n)   Taxes Payable

The main taxes that have an impact on net income for the Company are the following:

Income Tax

The Company and its subsidiaries record income taxes in accordance with IAS 12.

Income tax is recognized in the consolidated income statement, except to the extent that they relate to items recognized in Other comprehensive income or in equity, in which case they will also be recognized under such items. The income tax expense for the year comprises current and deferred tax.

In addition, if the income tax payments and withholdings in Argentina exceed the amount payable for the current tax, the excess shall be recognized as a tax credit, only if it is recoverable.

Both for tax law effective in Argentina and in the rest of the countries in which Telecom operates through its subsidiaries, income taxes payables are computed on a separate return basis, i.e., the Company is not allowed to prepare a consolidated income tax return.

Deferred taxes are recognized using the liability method, which provides for the assessment of net deferred tax assets or liabilities based on temporary differences. Temporary differences arise when the tax base of an asset or liability differs from its carrying amount in the statement of financial position and its reversal in the future will have an impact on taxable income. The deferred tax asset / liability is disclosed under a separate item of the consolidated financial statements.

A deferred income tax asset or liability is recognized on those differences, except for those differences related to investments in foreign subsidiaries that generate a deferred income tax liability due to a difference in the income tax rates, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets relating to unused tax loss carry forwards are recognized to the extent that it is probable that future taxable income will be available against which they can be utilized. Tax loss carryforwards may be computed against future taxable income for a maximum of 5 years, except in Paraguay where its tax law does not allow computing those tax loss carryforwards against future taxable income. Deferred tax assets that may arise from investment in subsidiaries are recognized when it is probable that the temporary differences will be reversed in the foreseeable future and when future taxable income would be enough to apply those temporary differences.

A deferred tax asset shall be subjected to a recoverability test at the end of every reporting period. The company shall reduce the carrying amount of the deferred tax asset if it is probable that future taxable income will not be available before its prescription that allows applying the tax deductions of the deferred tax asset. This reduction could be reversed in future periods, to the extent that the Company recovers the expectation of enough future taxable income to apply these deductions.

The statutory income tax rate in Argentina was 35% until fiscal year 2017 and 30% for fiscal years 2018 and 2019, pursuant to Law No. 27,430 enacted on December 29, 2017. Such law provided that, as from January 1, 2020, the statutory tax rate would be 25%. However, on December 23, 2019, Law No. 27,541 was published in the Official Gazette (Social Solidarity and Production Reactivation Law), which introduced important tax reforms, among them, the suspension until December 31, 2020 of the reduction in the above-mentioned rate. Therefore, for fiscal year beginning January 1, 2020, the statutory income tax rate shall remain at 30%.

In addition, Law No. 27,430, amended by Law No. 27,541, establishes a withholding tax regime on distributed dividends at a rate of 7% for distributions of profits generated during fiscal years beginning on or after January 1, 2018 up to and including December 31, 2020, and at a rate of 13% for profits generated during fiscal years beginning on or after January 1, 2021.

The new withholding tax regime applies to shareholders who are Argentine resident individuals and to nonresident shareholders.

Additionally, the Law repeals the “equalization tax” (i.e., 35% withholding on dividend distributions exceeding accumulated taxable income) for distributions of profits generated during fiscal years beginning on or after January 1, 2018.

Cash dividends received from a foreign subsidiary are computed on the statutory income tax rate under the application of the “world rate” principle. However, as per Argentinean Tax Law, income taxes paid abroad may be recognized as tax credits, both the income tax paid abroad by the subsidiary and the withholding tax on cash dividends.

The statutory income tax rate in Uruguay was 25% for all years presented.

The statutory income tax rate in Paraguay was 10% for all years presented. Pursuant to Law No. 125/91, until December 31, 2019, dividends paid were computed with an additional income tax rate of 5%, representing an effective tax rate of 14.5%. Pursuant to the tax reform provided under Law No. 6,380/19 and effective as from January 1, 2020, the additional rate is revoked and an 8% tax rate is established on dividends and earnings when the recipient of the profits is an individual or legal entity resident in Paraguay, and 15% when the beneficiary of these profits is a nonresident. Transitorily, dividends distributed during 2020 will be subject to a 5% rate for residents and 10% for non-residents. Telecom Argentina recognized a deferred tax liability arising from the effect of the difference in the income tax rates between Argentina and Paraguay on the accumulated profits because it is probable that these accumulated profits will flow in the form of dividends subject to income tax.

In the United States of America, the statutory tax rate until fiscal year 2017 was 39.5%  (34% Federal Tax and 5.5% for the State of Florida). Since January 1, 2018, a new Income Tax Law is applicable in the United States, which modifies the federal flat rate to 21% changing the total legal income tax rate to 26.5%.

Income Tax Inflation Adjustment

Law No. 27,430, amended by Law No. 27,468, provides that, effective as from fiscal years beginning on or after January 1, 2018, the inflation adjustment procedure set out in Title VI of the income tax law shall be applicable in fiscal years in which the variation of IPC price index, accumulated in the 36 months immediately preceding the end of the relevant fiscal year, is higher than 100%.

In the first, second and third year as from its effectiveness, this procedure shall be applicable as long as the accumulated variation of the IPC, calculated from the beginning of the first year to the end of each year is higher than 55%,  30% and 15%, respectively. In addition, it provides that the positive or negative income tax inflation adjustment, as the case may be, corresponding to the first, second and third fiscal years beginning as from January 1, 2018, that should be calculated if the triggers occur, shall be allocated as follows: one third in that fiscal period, and the other two thirds, equally, in the immediately following two fiscal periods. Law No. 27,541 amended the above-mentioned and provided that in order to calculate income tax inflation adjustments corresponding to the first and second fiscal year beginning as from January 1, 2019, one-sixth of the income tax inflation adjustment shall be computed in that fiscal year, and the remaining five-sixths shall be computed in equal parts, in the five immediately following fiscal years.

During 2018, we did not reach the 55% threshold. Therefore, it did not apply the inflation adjustment regime in such fiscal period.

As December 31, 2019, the accumulated variation of the IPC exceeds the threshold set for the application of the income tax inflation adjustment for tax purposes. Accordingly, and pursuant to a comprehensive interpretation of applicable regulations, the Company recognized the corresponding accounting impacts.

Notwithstanding the aforementioned, Law No. 27,430, amended by Law No. 27,468, additionally established, in general, the update of the cost of several assets -in case of disposal- and the update of computable depreciation of fixed assets, to all acquisitions or investments made in fiscal years beginning on January 1, 2018 based on changes in the CPI.

Other National Taxes

Tax on assets

In Argentina, the tax on assets (impuesto a la ganancia mínima presunta), effective until the fiscal year ended December 31, 2018, was supplementary to income tax. The Company assessed this tax at the effective rate of 1% on the taxable assets at year-end. The Company’s tax liability for each year was equal to the higher of the tax on assets assessment or the income tax liability assessed at the legally effective rate on the estimated taxable income for the year. However, if the tax on assets exceeded the income tax liability in any given fiscal year, the excess could be creditable against any excess of income tax liability over the tax on assets in any of the following ten fiscal years.

In 2018, Telecom was subject to the Tax on assets because has recognized accounting profits and tax losses.

The tax on assets balance has been capitalized in the consolidated financial statements since we estimate that the amounts paid for this tax will be recoverable within the statute of limitations, based on the current business plans.

Personal Assets, Shares and Equity Interests

Argentine companies shall remit the taxes applicable to their shareholders who are Argentine individuals and non-resident individuals. Such tax is calculated under the equity method on the shares according to the last financial statements of the Argentine entity prepared in accordance with effective local professional accounting standards and without considering the effect arising from the changes in the purchasing power of the currency.

In accordance with the Law, Argentine companies are entitled to request the refund of such tax paid to their shareholders.

Pursuant to Law No. 27,260, Argentine companies that have properly fulfilled their tax obligations during the two fiscal year periods prior to the 2016 fiscal year and comply with other requirements may qualify for an exemption from the personal assets tax for the 2016, 2017 and 2018 fiscal years. The request for this tax exemption should be filed before March 31, 2017. Telecom Argentina and Cablevisión have already filed this request related to the payment of personal assets tax as substitute taxpayer. Notwithstanding the above, it cannot be assured that in the future the companies will satisfy such requirements and maintain the referred exemption.

Pursuant to Law No. 27,541, the rate applicable as from fiscal year 2019 for this tax is 0.50%.

Tax on Bank Credits and Debits

Pursuant to Law No. 27,432, the National Executive Branch may establish that the percentage of the tax rate on bank credit and debits that to date may not be creditable against income tax, be gradually reduced by up to 20% per year as from January 1, 2018. The National Executive Branch may provide that, by 2022, it be fully creditable against income tax. On May 7, 2018, Decree No. 409/2018 was issued, which provided that, for transactions subject to the general tax rate, up to 33% of the taxes payable arising from both credited and debited amounts and the other taxable events subject to this tax may be creditable against income tax. In the case of transactions subject to a lower rate, only 20% may be creditable against income tax.

These provisions are applicable to advance payments and balances of income tax returns corresponding to fiscal periods beginning on or after January 1, 2018, for the tax credits arising from taxable events executed as from that date.

Internal Taxes

Law No. 27,430 also provides for an increase in the effective internal tax rate applicable to mobile telephony services from 4.16% to 5.26%,  effective for taxable events executed as from March 1, 2018.

In addition, pursuant to Decree No. 979/2017, as from November 15, 2017, for fiscal year 2018, the effective internal tax rate on the sale of imported mobile phones and other wireless network equipment was reduced from 20.48% to 11.73%. Such rate, pursuant to Law No. 27,430, decreases gradually until its complete phase out as from January 1, 2024 (for 2019 the rate will be 9.89% and for 2020 the rate will be 7.53%.) In the case of goods manufactured in the province of Tierra del Fuego, the rate is set at 0% as from November 15, 2017.

Export Duties

The National Budget Law for fiscal year 2019 (Law No. 27,467) granted the Executive Branch, until December 31, 2020, the power to apply export duties on services rendered in Argentina that are effectively used or exploited abroad, with a rate of up to 30% of the value of those services.

Decree No. 1,201/18, published in the Official Gazette on January 2, 2019, provided that such services are subject to an export duty of 12% with a cap of $4 for each dollar of the taxable value of the above-mentioned transaction.

Law No. 27,541, published in the Official Gazette on December 23, 2019, amended the foregoing and granted the Executive Branch, until December 31, 2021, the power to apply export duties on services rendered in Argentina that are effectively used or exploited abroad, with a rate of up to 5% of the value of those services. Decree No. 99/2019 published on December 28, 2019 establishes, effective as from January 1, 2020, an export duty of 5% on the above mentioned services.

Social Security

Law No. 27,430 gradually reduces the percentage of employers’ social security contributions paid by large companies from 21% to 19.5% by 2022. In addition, the law establishes an incremental amount of the non-taxable base that shall be restated for inflation annually in accordance with the consumer price index. However, Law No. 27,541 set the percentage of employers’ social security contributions paid by large companies at 20.4% and the non-taxable base at $7,003.68.

In addition, the National Budget Law for the year 2019 (Law No. 27,467), published in the Official Gazette on December 4, 2018, provides that entities that provide broadcast television or physical link and/or radio-electric link subscription television services, audio broadcasting, cable television signals, newspaper, magazine or periodical publishing companies or companies engaged in digital journalism, and the distributors of those publishing companies, may all allocate employer’s contributions on the payroll for the personnel engaged in such activities as a tax credit on VAT. These contributions must have been accrued in the fiscal period and effectively paid at the moment of submitting the VAT return. As provided above, where the salaries that give rise to the employer’s contributions which may be allocated as a tax credit on VAT are indistinctly related to other activities outside the scope of this benefit, they will be subject to the apportionment procedure.

During 2018, the Company has applied a regime similar to the one provided under Law No. 27,467, based on final court decisions allowing its application.

Provincial Taxes

Turnover Tax

This tax is levied on companies based in Argentina for the activities carried out in each province of the country. Rates differ depending on the jurisdiction where business is carried out and on the nature of such business (for example, sale of services or equipment).

Regarding this tax, on January 2, 2018, Law No. 27,429 - “Tax Consensus” was published in the Official Gazette. Such Law approves the Tax Consensus signed between the National Executive Branch and the representatives of the Provinces and the Autonomous City of Buenos Aires, which provides that the rates shall not exceed certain limits, among other issues. For the communications sector, the maximum rate effective for 2019 is 4% and 6.5% for mobile telephony. Cable television activities are exempt in some jurisdictions. However, on December 17, 2019, a new fiscal consensus was signed and approved by Law No. 27,542, whereby the gradual reduction of the rates provided under Law No. 27,429 was suspended until December 31, 2020.

Other Taxes and Charges

Since the beginning of 2001, telecommunication service companies have been required to make a SU contribution to fund SU requirements. For more information, see Note 2.d – Universal Service Regulation).

Audiovisual Communication Services Law No. 26,522 established a tax on audiovisual communication services. According to the law, the holders of those services must pay a tax proportional to the amount of gross revenues from the sale of traditional and non-traditional advertising, programs, signals, contents, subscriptions and any other item that arises from the exploitation. In the case of cable operators, the tax rate varies between 2% and 5% based on the number of inhabitants in the area where the service is rendered. In the case of licensees, permit holders, authorized entities and owners of the registered title of signals who are registered VAT payers and are also subject to the tax established by Law No. 26,522, 100% of the amounts effectively paid under the tax established by the new law may be creditable against VAT.

In addition, the Company pays for copyrights to several institutions such as AADI-CAPIF, SADAIC, ARGENTORES. Those rights are calculated on similar bases as those indicated in the previous paragraph and the rates range between 0.1% and 1%.

o)   Provisions

The Group records provisions when it has a present, legal or constructive obligation, to a third party, as a result of a past event, when it is probable that an outflow of resources will be required to satisfy the obligation and when the amount of the obligation can be estimated reliably.

If the effect of the time value of money is material, and the payment date of the obligations can be reasonably estimated, provisions to be accrued are the present value of the expected cash flows, considering the risks associated with the obligation. The increase in the provision due to the passage of time is recognized as finance expenses. For more information, see Note 20.

Provisions also include the expected costs of dismantling assets and restoring the corresponding site if a legal or constructive obligation exists, as mentioned in k) above. The accounting estimates for dismantling costs, including discount rates, and the dates on which such costs are expected to be incurred are reviewed annually, at each financial year-end.

p)   Dividends

Dividends payable are reported as a change in equity in the year in which they are approved by the Shareholders’ Meeting.

q)   Debt Financial Costs and Other Financial Results, net

Debt Financial costs and other financial results, net, are recorded as incurred and include:

•	Interest accrued on the related financial assets and liabilities using the effective interest rate method;
•	Financial discounts on debt;
•	Changes in fair value of derivatives and other financial instruments measured at fair value through profit or loss;
•	Results from Notes and bonds;
•	Gains and losses on foreign exchange and financial instruments;
•	Interest on provisions;
•	Bank taxes and related expenses; and
•	RECPAM.

r)   Acquisition of Treasury Shares

In connection with the Treasury Shares Acquisition Process described in Note 22.d), the Company has applied the guidance set forth in IAS 32, which provides, consistently with the CNV Regulations, that any instruments of its own equity acquired by the Company must be recorded at the acquisition cost and must be deducted from Equity under the caption “Treasury shares acquisition cost”. No profit or loss resulting from holding such instruments of own equity shall be recognized in the income statement.

s)   Merger Surplus

Due to the merger between Telecom and Cablevisión, a merger surplus was generated, which mainly reflects the difference between the fair value of the consideration transferred and the book value of the equity of Telecom Argentina as of the Effective Date of the Merger.

t)   Net Earnings per Share

Basic earnings per share are calculated by dividing the net income or loss attributable to owners of the Parent by the weighted average number of ordinary shares outstanding during the year. For more information, see Note 27).

u)   Adoption of New Accounting Standards

IFRS 16 (Leases)

In January 2016, IFRS 16 was issued, which replaces IAS 17, IFRIC 14 and SIC 15 and 27. This standard establishes the criteria for recognition and valuation of leases for lessees and lessors. The changes incorporated impact mainly on the lessees accounting.

IFRS 16, effective as of January 1, 2019, provides that the lessee recognizes a right of use asset and a liability at present value with respect to those contracts that meet the definition of leases. According to the standard, a lease is a contract that provides the right to control the use of an identified asset for a specified time period. For a company to have control of use of an identified asset it:

a)Must have the right to obtain substantially all the economic benefits of the identified assets and

b)Must have the right to direct the use of the identified asset.

The adoption of IFRS 16 increases the values of assets and liabilities and generates a decrease in operating costs. In addition, there is an increase in the charge of amortization of Rights of use assets and financial results generated by the unwinding of the discount of the related liabilities. It also changes the presentation of the income statement and the statement of cash flows. This IFRS was applied retrospectively recognizing the cumulative effect as of the date of initial application. Using the practical solution provided by IFRS 16, the Company has not considered those contracts which maturity operated before 12 months since the initial application date.

Telecom maintains several contracts that fall under the definition of leases in accordance with IFRS 16, which can be summarized as follows: a) sites leases (for antenna placement); b) real estate leases (for commercial offices and others); c) poles leases (for wiring layout); d) dark fiber rights of use (rental of optical fiber for data transmission) and e) space leases (for colocalization of antennas).

The initial impact of the implementation of this standard implied an increase in non-current assets due to the initial recognition of Rights of use assets of $6,890 and current and non-current liabilities for the initial recognition of Leases liabilities of $5,972 in current currency as of December 31, 2019. In addition, PP&E asset retirement obligations for $247 million and Indefeasible Rights of Use of Intangible Assets for $626 were reclassified as Rights of use assets. According to the analysis performed, there are no significant differences between the initial liability recognized in accordance with IFRS 16 and the lease commitments disclosed in Notes to the Telecom's consolidated financial statements as of December 31, 2018.

The composition of the Rights of use assets net carrying value, valued at amortized cost, as of January 1, 2019 and as of December 31, 2019:

	January 1, 2019	December 31, 2019

Poles	466	216
Real estate and other	1,147	1,471
Sites and other	4,880	6,613
Occupation fee	397	350
Asset Retirement Obligation	247	253
Indefeasible rights of use	626	541
At the end of the period (1)	7,763	9,444

(1) Includes $1,160 and $1,013 corresponding to Núcleo as of January 1, 2019 and December 31, 2019, respectively.

As a result of the adoption of IFRS 16, in the income statement for the year ended December 31, 2019 operating leases decreased by $3,680, an additional depreciation of rights of use assets of $3,344 was recognized (without considering Indefeasible rights of use and Asset Retirement Obligation) and greater financial results were recognized as a result of the update of the Lease liabilities for $1,910, generating a net loss of $1,574 before income tax and a deferred income tax of $411 (a net loss of $1,163, of which $1,171 are attributable to controlling shareholders,  $0.54 pesos per share). To the determination of the amounts disclosed below, the real interest rates used are 11% average in pesos and between 5% and 7% in US$.

v)   Use of Estimates

The preparation of consolidated financial statements and related disclosures in conformity with IFRS requires the Company’s Management to make estimates and assumptions based also on subjective judgments, experience and hypotheses considered reasonable and realistic in relation to the information known at the time of the estimate.

Such estimates have an effect on the measurement of assets and liabilities and disclosure of contingent assets and liabilities at the date of these consolidated financial statements as well as the measurement of revenues and costs during the year. Actual results could differ, even significantly, from those estimates because of possible changes in the factors considered in the determination of such estimates. Estimates are reviewed periodically.

The most important accounting estimates which require significant subjectivity, that could affect the valuation of assets and liabilities, are addressed below:

v.1)   Recoverability of Goodwill

Goodwill allocated to the Argentinian operations of Telecom Argentina is reviewed by the Company at a single cash-generating unit (CGU) as disclosed in Note 3.k). In 2019 and 2018 the recoverable amount of the CGU, including Goodwill, is estimated by Management using a discounted cash flows model (value in use). This calculation requires the use of significant judgment and assumptions.

The cash flows used correspond to the business plan approved by the Company's Management and Company's Management additional estimations to cover a period of 5 years. Lastly, in order to determine the residual value of the cash-generating unit, the Company considered a normalized constant cash flow taking into consideration a long-term growth rate of 3.5%.

For the preparation of cash flows, the Company considers the current market situation in which Telecom operates. Likewise, the Company's Management estimates the future behavior of certain assumptions that are sensitive in the determination of the value in use, among them, the operating result, the discount rate and certain macroeconomic variables such as projected inflation and exchange rates.

In relation to the aforementioned assumptions, the Company's Management determined the estimated operating result based on past performance and market development expectations (including demand projections, prices and costs).

Cash flows were discounted at a discount rate (WACC) of 10.89%, which reflects the specific risks related to the industry and the country in which the Company operates.

Real cash flows could be different from those used for the value in use determination.

For the years presented in these consolidated financial statements, the test results were satisfactory. Therefore, no recoverability problems were observed and, accordingly, no impairment has been recorded for the assets detailed above, except for those specifically identified in Note 3.k).

v.2)   Useful lives and residual value of PP&E and Intangible assets

PP&E and intangible assets with definite useful lives are depreciated or amortized on a straight-line basis over their estimated useful lives. The determination of the depreciable amount of the assets and their useful lives involves significant judgment. The Company periodically reviews, at least at each financial year-end, the estimated useful lives of its PP&E and amortizable intangible assets.

v.3)   Income Tax recoverability assessment of deferred tax assets and other tax receivables

Income taxes (current and deferred) are calculated in Telecom and its subsidiaries according to a reasonable interpretation of the tax laws in effect in each jurisdiction where the companies operate. The recoverability assessment of deferred tax assets sometimes involves complex estimates to determine taxable income and deductible and taxable temporary differences between the carrying amounts and the taxable amounts. In particular, deferred tax assets are recognized to the extent that future taxable income will be available against which they can be utilized. The measurement of the recoverability of deferred tax assets takes into account the estimate of future taxable income based on the Company’s projections and on conservative tax planning.

Additionally, pursuant to Law No. 27,430, the corporate income tax rate for Argentine entities decreases as detailed under Note 3.n). Therefore, for the measurement of deferred tax, the fiscal year of future reversals of temporary differences that originate deferred asset/liability has been estimated applying the income tax rate of each reversal period. The actual moment of the future taxable revenues and deductions may differ from those estimated, and may produce an impact on future income.

The recoverability assessment of the tax receivable related to the actions of recourse filed by the Company in connection with income tax inflation adjustment (Note 16) is based on the existing legal arguments on this matter and the behavior of the National Tax Authority in revising the claims filed by the Company.

v.4)   Provisions

•

Provisions for lawsuits and other contingencies: The Company is subject to proceedings, lawsuits and other claims related to labor, civil, tax, regulatory and commercial. In order to determine the proper level of provisions, Management assesses the likelihood of any adverse judgments or outcomes related to these matters as well as the range of probable losses that may result from the potential outcomes. Internal and external legal counsels are consulted on these matters. A determination of the amount of provisions required, if any, is made after analysis of each individual issue. The determination of the required provisions may change in the future due to new developments in each matter, changes in jurisprudential precedents and court decisions or changes in its method of resolving such matters, such as changes in settlement strategy.

•

Allowance for Bad Debts: The recoverability of trade receivables is measured by considering the aging of the accounts receivable balances, un-subscription of customers, historical write-offs, public sector and corporate customer creditworthiness and changes in the customer payment terms, as well as the estimates regarding future performance, assessing the expected credit loss in accordance with IFRS 9. If the financial condition of the customers were to deteriorate, the actual write-offs could be different from expected.

In the absence of an accounting Standard or Interpretation that specifically applies to a particular transaction, the Company’s Management considers the IFRS framework and valuation techniques generally applied in the telecommunication industry and uses its judgment to evaluate the accounting methods to adopt in order to provide financial statements that faithfully represent the financial position, the results of operations and the cash flows of Telecom and its subsidiaries, reflect the economic substance of the transactions, are neutral, are prepared on a prudent basis and are complete in all material respects.